Cover	Sep. 11, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002133470
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2369
Document Period End Date	Sep. 11, 2026